S000009414 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Oil Exploration & Production Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.01%)	14.21%	5.17%
iShares U.S. Oil & Gas Exploration & Production ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.38%)	13.75%	4.76%
Performance Inception Date					May 01, 2006
iShares U.S. Oil & Gas Exploration & Production ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.95%)	12.86%	4.17%
iShares U.S. Oil & Gas Exploration & Production ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)	10.85%	3.63%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.